Periods Available to Reduce Future Taxable Income (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2012
Tax Credit Carryforward [Line Items]
Within one year	¥ 2,583
After one year through five years	28,470
After five years through ten years	15,803
After ten years through twenty years	44,533
Indefinite period	31,461
Total	¥ 122,850